Note 9 - Share-based Payments - Share Awards to Board of Directors and Executive Management (Details) - Warrants [member]			1 Months Ended		12 Months Ended
		Nov. 25, 2020	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2024 shares		Dec. 31, 2023 shares		Dec. 31, 2022 shares
Statement Line Items [Line Items]
Warrants outstanding					2,738,473	[1]	2,743,093	[1]	2,732,618
Number of other equity instruments granted in share-based payment arrangement					538,460		559,115		491,612
Exercised					0		(360,731)	[2]	(388,181)	[2]
Forefeited					(232,139)		(203,004)		(92,956)
Warrants outstanding	[1]				3,044,794		2,738,473		2,743,093
Director 1 [member]
Statement Line Items [Line Items]
Warrants outstanding					51,631		51,631		46,631
Warrants held when becoming or leaving member of management (in shares)					0		0		0
Number of other equity instruments granted in share-based payment arrangement					0		0		5,000
Exercised					0		0		0
Forefeited					0		0		0
Warrants outstanding					51,631		51,631		51,631
Director 2 [member]
Statement Line Items [Line Items]
Warrants outstanding					48,747		43,747		38,747
Warrants held when becoming or leaving member of management (in shares)					0		0		0
Number of other equity instruments granted in share-based payment arrangement					20,000		5,000		5,000
Exercised					0		0		0
Forefeited					0		0		0
Warrants outstanding					68,747		48,747		43,747
Director 3 [member]
Statement Line Items [Line Items]
Warrants outstanding	[3]				10,260		10,260		10,260
Warrants held when becoming or leaving member of management (in shares)	[3]				0		0		0
Number of other equity instruments granted in share-based payment arrangement	[3]				0		0		0
Exercised	[3]				0		0		0
Forefeited	[3]				0		0		0
Warrants outstanding	[3]				10,260		10,260		10,260
Director 4 [member]
Statement Line Items [Line Items]
Warrants outstanding	[4]				188,487		113,487		103,487
Warrants held when becoming or leaving member of management (in shares)	[4]				0		0		0
Number of other equity instruments granted in share-based payment arrangement	[4]				40,000		75,000		10,000
Exercised	[4]				0		0		0
Forefeited	[4]				0		0		0
Warrants outstanding	[4]				228,487		188,487		113,487
Director 5 [member]
Statement Line Items [Line Items]
Warrants outstanding					14,583		9,583		4,583
Warrants held when becoming or leaving member of management (in shares)					0		0		0
Number of other equity instruments granted in share-based payment arrangement					20,000		5,000		5,000
Exercised					0		0		0
Forefeited					0		0		0
Warrants outstanding					34,583		14,583		9,583
Director 6 [member]
Statement Line Items [Line Items]
Warrants outstanding					11,875		3,750		0
Warrants held when becoming or leaving member of management (in shares)					0		0		0
Number of other equity instruments granted in share-based payment arrangement					20,000		8,125		3,750
Exercised					0		0		0
Forefeited					0		0		0
Warrants outstanding					31,875		11,875		3,750
Director 7 [member]
Statement Line Items [Line Items]
Warrants outstanding					0		0
Warrants held when becoming or leaving member of management (in shares)					608,188		0		0
Number of other equity instruments granted in share-based payment arrangement					0		0		0
Exercised					0		0		0
Forefeited					0		0		0
Warrants outstanding					608,188		0		0
Director [Member]
Statement Line Items [Line Items]
Warrants outstanding					325,583		232,458		203,708
Warrants held when becoming or leaving member of management (in shares)					608,188		0		0
Number of other equity instruments granted in share-based payment arrangement					100,000		93,125		28,750
Exercised		(26,964)			0		0		0
Forefeited					0		0		0
Warrants outstanding					1,033,771		325,583		232,458
Former chief executive officer [member]
Statement Line Items [Line Items]
Warrants outstanding					608,188		808,188		916,251
Warrants held when becoming or leaving member of management (in shares)							0		0
Number of other equity instruments granted in share-based payment arrangement							0		0
Exercised							(200,000)		(62,736)
Forefeited							0		(45,327)
Warrants outstanding							608,188		808,188
Chief science officer [member]
Statement Line Items [Line Items]
Warrants outstanding					111,876		99,376		74,376
Warrants held when becoming or leaving member of management (in shares)					0		0		0
Number of other equity instruments granted in share-based payment arrangement					50,000		12,500		25,000
Exercised					0		0		0
Forefeited					0		0		0
Warrants outstanding					161,876		111,876		99,376
Former chief medical officer [member]
Statement Line Items [Line Items]
Warrants outstanding	[5]				122,564		122,564		97,564
Warrants held when becoming or leaving member of management (in shares)	[5]				0		0		0
Number of other equity instruments granted in share-based payment arrangement	[5]				0		0		25,000
Exercised	[5]				0		0		0
Forefeited	[5]				(23,424)		0		0
Warrants outstanding	[5]				99,140		122,564		122,564
Former chief financial officer 1 [member]
Statement Line Items [Line Items]
Warrants outstanding	[6]				0		37,665		150,660
Warrants held when becoming or leaving member of management (in shares)	[6]				0		0		0
Number of other equity instruments granted in share-based payment arrangement	[6]				0		0		0
Exercised	[6]				0		(37,665)		(112,995)
Forefeited	[6]				0		0		0
Warrants outstanding	[6]				0		0		37,665
Co-founder and chief AI officer [member]
Statement Line Items [Line Items]
Warrants outstanding					41,250		35,000		0
Warrants held when becoming or leaving member of management (in shares)					0		0		0
Number of other equity instruments granted in share-based payment arrangement					25,000		6,250		35,000
Exercised					0		0		0
Forefeited					0		0		0
Warrants outstanding					66,250		41,250		35,000
Former chief financial officer [member]
Statement Line Items [Line Items]
Warrants outstanding	[7]				61,667		61,667		0
Warrants held when becoming or leaving member of management (in shares)	[7]				0		0		45,000
Number of other equity instruments granted in share-based payment arrangement	[7]				0		0		16,667
Exercised	[7]				0		0		0
Forefeited	[7]				(30,185)		0		0
Warrants outstanding	[7]				31,482		61,667		61,667
Chief Operating Officer [Member]
Statement Line Items [Line Items]
Warrants outstanding					58,333		45,883		0
Warrants held when becoming or leaving member of management (in shares)					0		0		25,000
Number of other equity instruments granted in share-based payment arrangement				25,000	50,000		12,500		20,833
Exercised					0		0		0
Forefeited					(62,267)		0		0
Warrants outstanding					46,066		58,333		45,883
Co-founder and director [member]
Statement Line Items [Line Items]
Warrants outstanding	[8]				11,875		3,125		0
Warrants held when becoming or leaving member of management (in shares)	[8]				0		0		0
Number of other equity instruments granted in share-based payment arrangement	[8]				0		8,750		3,125
Exercised	[8]				0		0		0
Forefeited	[8]				0		0		0
Warrants outstanding	[8]				11,875		11,875		3,125
Former chief executive officer 2 [member]
Statement Line Items [Line Items]
Warrants outstanding	[9]				15,975		53,125		0
Warrants held when becoming or leaving member of management (in shares)	[9]				0		0		50,000
Number of other equity instruments granted in share-based payment arrangement	[9]				0		0		3,125
Exercised	[9]				0		0		0
Forefeited	[9]				0		(37,150)		0
Warrants outstanding	[9]				15,975		15,975		53,125
Executive Officer [Member]
Statement Line Items [Line Items]
Warrants outstanding	[10]				4,356		0		0
Warrants held when becoming or leaving member of management (in shares)	[10]				0		4,356		0
Number of other equity instruments granted in share-based payment arrangement	[10]				0		0		0
Exercised	[10]				0		0		0
Forefeited	[10]				0		0		0
Warrants outstanding	[10]				4,356		4,356		0
Chief Executive Officer [Member]
Statement Line Items [Line Items]
Warrants outstanding	[10]				169,167		0		0
Warrants held when becoming or leaving member of management (in shares)	[10]				0		0		0
Number of other equity instruments granted in share-based payment arrangement			50,000		16,668	[10]	169,167	[10]	0	[10]
Exercised	[10]				0		0		0
Forefeited	[10]				0		0		0
Warrants outstanding	[10]				185,835		169,167		0
Executive management [member]
Statement Line Items [Line Items]
Warrants outstanding					1,205,251		1,266,543		1,238,581
Warrants held when becoming or leaving member of management (in shares)					0		4,356		120,000
Number of other equity instruments granted in share-based payment arrangement					141,668		209,167		128,750
Exercised					0		(237,665)		(175,731)
Forefeited					(115,876)		(37,150)		(45,327)
Warrants outstanding					622,855		1,205,251		1,266,543

[1]	The number of warrants excludes 2023 SPA Investor Warrants and EIB Warrants referred to in Note 6.
[2]	The weighted average share price at the date of exercise were, USD 0.14 and USD 2.42 for the years ended December 31, 2023, and 2022, respectively.
[3]	Board member until May 25, 2021.
[4]	As of November 25, 2020, 26,964 warrants were granted for services provided before taking on the Board of Directors position.
[5]	Mr. Heegaard resigned from Chief Medical Officer of the company effective March 2024.
[6]	Mr. Vraniak resigned as the Chief Financial Officer of the Company effective November 1, 2021.
[7]	Mr. Karmark resigned as the Chief Financial Officer of the Company effective March 1, 2024.
[8]	Became a Board member in 2022.
[9]	Mr. Norlén resigned as the Chief Executive Officer of the Company effective September 1, 2023.
[10]	Became a member of Executive Management in 2023.